Deferred charges and leasehold improvements	6 Months Ended
Jun. 30, 2025
Deferred Charges And Leasehold Improvements
Deferred charges and leasehold improvements

6. Deferred charges and leasehold improvements

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $28,526 and $38,135, at June 30, 2025 and December 31, 2024, respectively. Leasehold improvements amounted to $1,910 at June 30, 2025 for the suezmax tankers Arctic, Antarctic, and the aframax tanker Sakura Princess and $975, at December 31, 2024. Amortization of deferred dry-docking costs and of leasehold improvements is included in depreciation and amortization in the accompanying consolidated statements of comprehensive income.